                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                                13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.): [ ]  is a restatement.
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Burgundy Asset Management Ltd
Address: 181 Bay Street, Suite 4510
         Bay Wellington Tower, BCE Place
         Toronto, Ontario M5J 2T3

Form 13F File Number: 28-11129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:. James Meadows
Title: Vice President
Phone: (416) 868-3570

Signature, Place, and Date of Signing:

    /s/ James Meadows      Toronto, Ontario Canada        July 10, 2006
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-_______________       ____________________________
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE

Form 13F Information Table Entry Total: 81

Form 13F Information Table Value Total: 2,381,061
                                        --------------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

Security Listing by Country Report - September 30, 2006

                                              Title of                 Mkt Val.                 Investment  Other    Voting
Name of Issuer                                 Class      Cusip        (x$1000)      Total Shrs  Decision  Managers Authority
--------------                                -------- ----------- ----------------- ---------- ---------- -------- ---------
3M Co.                                        COM      88579Y101               57945  778620 SH SOLE                  778620
Abbott Laboratories                           COM      002824 10 0             50762 1045349 SH SOLE                 1045349
Abercrombie & Fitch Co.                       COM      002896 20 7             18062  259962 SH SOLE                  259962
ACE Cash Express, Inc.                        COM      004403 10 1             25768  862088 SH SOLE                  862088
Adesa, Inc.                                   COM      00686U104               29575 1279737 SH SOLE                 1279737
Altria Group, Inc.                            COM      02209S103               68752  898128 SH SOLE                  898128
Ares Capital Corp.                            COM      04010L103               26135 1500303 SH SOLE                 1500303
Arthur J. Gallagher & Co.                     COM      363576 10 9             17615  660468 SH SOLE                  660468
AutoNation, Inc.                              COM      05329W102                4830  231100 SH SOLE                  231100
Belo Corp.                                    CL A     080555 10 5              2332  147500 SH SOLE                  147500
Berkshire Hathaway Inc.                       CL B     084670 20 7               911     287 SH SOLE                     287
Berkshire Hathaway Inc.                       CL A     084670 10 8             53935     563 SH SOLE                     563
BioScrip Inc.                                 COM      09069N108                5746 1902590 SH SOLE                 1902590
Briggs & Stratton Corp.                       COM      109043 10 9             26932  977569 SH SOLE                  977569
CBS Corp.                                     CL A     124857 10 3              5890  208700 SH SOLE                  208700
CBS Corp.                                     CL B     124857 20 2             37999 1348922 SH SOLE                 1348922
Dell Inc.                                     COM      24702R101               97888 4285795 SH SOLE                 4285795
Dollar Financial Corp.                        COM      256664 10 3             19679  901899 SH SOLE                  901899
DTS, Inc.                                     COM      23335C101               28502 1345717 SH SOLE                 1345717
E.W. Scripps Co.                              CL A     811054 20 4             33270  694145 SH SOLE                  694145
Entravision Communications Corp.              CL A     29382R107                8287 1113900 SH SOLE                 1113900
Equifax Inc.                                  COM      294429 10 5              9662  263200 SH SOLE                  263200
Expedia Inc.                                  COM      30212P105                4085  260500 SH SOLE                  260500
Federated Investors, Inc.                     CL B     314211 10 3              5670  167700 SH SOLE                  167700
Fidelity National Financial, Inc.             COM      316326 10 7              3834   92050 SH SOLE                   92050
Fidelity National Title Group, Inc.           CL A     31620R105                 339   16177 SH SOLE                   16177
First Data Corp.                              COM      319963 10 4             49650 1182131 SH SOLE                 1182131
Fossil, Inc.                                  COM      349882 10 0             20718  961830 SH SOLE                  961830
Gladstone Investment Corp.                    COM      376546 10 7             18251 1250055 SH SOLE                 1250055
Global Imaging Systems, Inc.                  COM      37934A100               46714 2116627 SH SOLE                 2116627
Golden West Financial Corp.                   COM      381317 10 6             28463  368450 SH SOLE                  368450
Greenfield Online, Inc.                       COM      395150 10 5             21306 2050670 SH SOLE                 2050670
HCC Insurance Holdings Inc.                   COM      404132 10 2             44584 1355954 SH SOLE                 1355954
Home Depot Inc.                               COM      437076 10 2             56437 1556015 SH SOLE                 1556015
Hudson City Bancorp Inc.                      COM      443683 10 7            103154 7785215 SH SOLE                 7785215
infoUSA Inc.                                  COM      456818 30 1             15152 1825483 SH SOLE                 1825483
Interactive Data Corporation                  COM      45840J107               42379 2124237 SH SOLE                 2124237
International Speedway Corporation            COM      460335 20 1             17781  356753 SH SOLE                  356753
IVCI CORP                                     CL B     450704 10 1                 0   10000 SH SOLE                   10000
Jackson Hewitt Tax Service Inc.               COM      468202 10 6             30186 1005878 SH SOLE                 1005878
Johnson & Johnson                             COM      478160 10 4            114645 1765402 SH SOLE                 1765402
KKR Financial Corp.                           COM      482476 30 6              2761  112500 SH SOLE                  112500
Laboratory Corporation of America Holdings    COM      50540R409                5383   82100 SH SOLE                   82100
Liz Claiborne, Inc.                           COM      539320 10 1              4320  109330 SH SOLE                  109330
M&T Bank Corporation                          COM      55261F104                1200   10000 SH SOLE                   10000
Macrovision Corporation                       COM      555904 10 1             12217  515702 SH SOLE                  515702
Maidenform Brands, Incorporated               COM      560305 10 4             11483  594991 SH SOLE                  594991
McDonald's Corporation                        COM      580135 10 1            107000 2735170 SH SOLE                 2735170
Merck & Co., Inc.                             COM      589331 10 7              2845   67900 SH SOLE                   67900
Merit Medical Systems, Inc.                   COM      589889 10 4             18391 1354303 SH SOLE                 1354303
Metrologic Instruments, Inc.                  COM      591676 10 1             29007 1597314 SH SOLE                 1597314
Microsoft Corp.                               COM      594918 10 4            108073 3951475 SH SOLE                 3951475
Motorola Inc.                                 COM      620076 10 9             38706 1548253 SH SOLE                 1548253
NBTY Inc.                                     COM      628782 10 4             20864  712818 SH SOLE                  712818
NGP Capital Resources Co.                     COM      62912R107               17814 1220973 SH SOLE                 1220973
NU Skin Enterprises Inc.                      COM      67018T105               18411 1050841 SH SOLE                 1050841
Nutraceutical International Corporation       COM      67060Y101               12886  943306 SH SOLE                  943306
Pfizer Inc.                                   COM      717081 10 3             29722 1048024 SH SOLE                 1048024
Priceline.com Incorporated                    COM      741503 40 3             27683  752468 SH SOLE                  752468
Quest Diagnostics Incorporated                COM      74834L100               42068  687837 SH SOLE                  687837
Radio One Inc.                                CL D     75040P405               23199 3711780 SH SOLE                 3711780
RC2 Corporation                               COM      749388 10 4             34169 1018765 SH SOLE                 1018765
Realogy Corp.                                 COM      75605E100                2318  102200 SH SOLE                  102200
Rent-A-Center Inc.                            COM      76009N100                2893   98775 SH SOLE                   98775
RLI Corp.                                     COM      749607 10 7             22553  444036 SH SOLE                  444036
Sabre Holding Corporation                     CL A     785905 10 0              5265  225100 SH SOLE                  225100
Safenet Inc.                                  COM      78645R107               19412 1067189 SH SOLE                 1067189
School Specialty Inc.                         COM      807863 10 5             15248  432086 SH SOLE                  432086
Speedway Motorsports Inc.                     COM      847788 10 6             25401  697626 SH SOLE                  697626
Stratasys, Inc.                               COM      862685 10 4             16749  634193 SH SOLE                  634193
TALX Corporation                              COM      874918 10 5              4398  179350 SH SOLE                  179350
Tempur-Pedic International Inc.               COM      88023U101               41929 2442001 SH SOLE                 2442001
The Procter & Gamble Company                  COM      742718 10 9             49212  793999 SH SOLE                  793999
Time Warner Inc.                              COM      887317 10 5             58941 3233187 SH SOLE                 3233187
United Auto Group Inc.                        COM      909440 10 9             28457 1216114 SH SOLE                 1216114
US GOLD CORP                                  COM      912023 20 7                49   10000 SH SOLE                   10000
VF Corp                                       COM      918204 10 8              3626   49700 SH SOLE                   49700
Wal-Mart Stores, Inc.                         COM      931142 10 3            104780 2124495 SH SOLE                 2124495
Wells Fargo & Company                         COM      949746 10 1             52829 1460182 SH SOLE                 1460182
Wyeth                                         COM      983024 10 0             63981 1258477 SH SOLE                 1258477
Yankee Candle Company Inc.                    COM      984757 10 4             40996 1400621 SH SOLE                 1400621
                                                                   $2,381,061,655.79                        Count         81